Fair Value - Level 3 rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 1,587,329		$ 1,400,281
Realized and unrealized investment gains (losses) included in net income	466,884		(22,474)
Purchases	2,180,472		476,761
Settlements and sales	(415,621)		(323,673)
Net transfers (out of) into Level 3	(13,684)		56,434
Balance, end of year	3,805,380		1,587,329
Change in unrealized investment gains (losses) relating to assets held at end of year	454,337		(37,647)
Fixed maturities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	159,964		149,544
Realized and unrealized investment gains (losses) included in net income	14,390		(7,108)
Purchases	10,455		0
Settlements and sales	(4,467)		(7,826)
Net transfers (out of) into Level 3	0		25,354
Balance, end of year	180,342		159,964
Change in unrealized investment gains (losses) relating to assets held at end of year	14,382		(7,011)
Fixed maturities | U.S. states, territories and municipalities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	120,898		128,806
Realized and unrealized investment gains (losses) included in net income	12,959		(4,417)
Purchases	10,455		0
Settlements and sales	(885)		(3,491)
Net transfers (out of) into Level 3	0		0
Balance, end of year	143,427		120,898
Change in unrealized investment gains (losses) relating to assets held at end of year	12,951		(4,320)
Fixed maturities | Asset-backed securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	17,596		20,738
Realized and unrealized investment gains (losses) included in net income	1,274		(2,552)
Purchases	0		0
Settlements and sales	(642)		(590)
Net transfers (out of) into Level 3	0		0
Balance, end of year	18,228		17,596
Change in unrealized investment gains (losses) relating to assets held at end of year	1,274		(2,552)
Fixed maturities | Corporate bonds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	21,470		0
Realized and unrealized investment gains (losses) included in net income	157		(139)
Purchases	0		0
Settlements and sales	(2,940)		(3,745)
Net transfers (out of) into Level 3	0		25,354
Balance, end of year	18,687		21,470
Change in unrealized investment gains (losses) relating to assets held at end of year	157		(139)
Equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	647,725		591,623
Realized and unrealized investment gains (losses) included in net income	394,100		17,356
Purchases	210,959		55,027
Settlements and sales	(27,339)	[1]	(16,281)	[2]
Net transfers (out of) into Level 3	(13,684)		0
Balance, end of year	1,211,761		647,725
Change in unrealized investment gains (losses) relating to assets held at end of year	392,828		8,747
Sales	27,000		16,000
Equities | Finance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	13,710		21,926
Realized and unrealized investment gains (losses) included in net income	100		5,065
Purchases	0		0
Settlements and sales	0		(13,281)	[2]
Net transfers (out of) into Level 3	(13,684)		0
Balance, end of year	126		13,710
Change in unrealized investment gains (losses) relating to assets held at end of year	(3)		(3,544)
Equities | Technology
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	12,256		10,961
Realized and unrealized investment gains (losses) included in net income	(1,538)		1,295
Purchases	0		0
Settlements and sales	(10,718)		0	[2]
Net transfers (out of) into Level 3	0		0
Balance, end of year	0		12,256
Change in unrealized investment gains (losses) relating to assets held at end of year	0		1,295
Equities | Mutual funds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	621,759		558,736
Realized and unrealized investment gains (losses) included in net income	388,024		10,996
Purchases	206,685		55,027
Settlements and sales	(16,621)		(3,000)	[2]
Net transfers (out of) into Level 3	0		0
Balance, end of year	1,199,847		621,759
Change in unrealized investment gains (losses) relating to assets held at end of year	385,317		10,996
Equities | Insurance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0
Realized and unrealized investment gains (losses) included in net income	7,514
Purchases	1,889
Settlements and sales	0
Net transfers (out of) into Level 3	0
Balance, end of year	9,403		0
Change in unrealized investment gains (losses) relating to assets held at end of year	7,514
Equities | Real Estate Investment
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0
Realized and unrealized investment gains (losses) included in net income	0
Purchases	2,385
Settlements and sales	0
Net transfers (out of) into Level 3	0
Balance, end of year	2,385		0
Change in unrealized investment gains (losses) relating to assets held at end of year	0
Other invested assets
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	779,640		657,047
Realized and unrealized investment gains (losses) included in net income	58,394		(32,960)
Purchases	1,959,058		421,466
Settlements and sales	(383,815)	[1]	(296,993)
Net transfers (out of) into Level 3	0		31,080
Balance, end of year	2,413,277		779,640
Change in unrealized investment gains (losses) relating to assets held at end of year	47,127		(39,383)
Sales	289,000		248,000
Other invested assets | Derivatives, net
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	(1,279)		11,221
Realized and unrealized investment gains (losses) included in net income	115		5,038
Purchases	(2,000)		(1,623)
Settlements and sales	507		(15,915)	[2]
Net transfers (out of) into Level 3	0		0
Balance, end of year	(2,657)		(1,279)
Change in unrealized investment gains (losses) relating to assets held at end of year	(111)		372
Sales			16,000
Other invested assets | Corporate loans
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	401,702		205,331
Realized and unrealized investment gains (losses) included in net income	9,237		(21,522)
Purchases	1,828,802		367,975
Settlements and sales	(360,636)		(150,082)	[2]
Net transfers (out of) into Level 3	0		0
Balance, end of year	1,879,105		401,702
Change in unrealized investment gains (losses) relating to assets held at end of year	9,940		(20,823)
Sales	270,000		107,000
Other invested assets | Notes and loan receivables and notes securitization
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	6,507		108,563
Realized and unrealized investment gains (losses) included in net income	(717)		(4,054)
Purchases	0		0
Settlements and sales	(2,705)		(98,002)	[2]
Net transfers (out of) into Level 3	0		0
Balance, end of year	3,085		6,507
Change in unrealized investment gains (losses) relating to assets held at end of year	139		(3,884)
Sales	2,000		96,000
Other invested assets | Private equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	372,710		331,932
Realized and unrealized investment gains (losses) included in net income	49,759		(12,422)
Purchases	132,256		55,114
Settlements and sales	(20,981)		(32,994)	[2]
Net transfers (out of) into Level 3	0		31,080
Balance, end of year	533,744		372,710
Change in unrealized investment gains (losses) relating to assets held at end of year	37,159		(15,048)
Sales	17,000		29,000
Funds Held - Directly Managed
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 0		2,067
Realized and unrealized investment gains (losses) included in net income			238
Purchases			268
Settlements and sales			(2,573)
Net transfers (out of) into Level 3			0
Balance, end of year			0
Change in unrealized investment gains (losses) relating to assets held at end of year			0
Sales			$ 3,000

[1]	Settlements and sales of Equities and Other invested assets included sales of $27 million and $289 million, respectively. Sales of Other invested assets of $289 million included sales of corporate loans of $270 million, notes and loan receivables and notes securitization of $2 million, and private equities of $17 million.
[2]	Settlements and sales of Equities, Other invested assets, and Funds held–directly managed included sales of $16 million, $248 million and $3 million, respectively. Sales of Other invested assets of $248 million included sales of derivatives of $16 million, corporate loans of $107 million, notes and loan receivables and notes securitization of $96 million, and private equities of $29 million.